UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER:	811-21080

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Convertible Opportunities and Income Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville
Illinois 60563

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos, Sr., President
Calamos Advisors LLC
2020 Calamos Court,
Naperville, Illinois
60563

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE:	(630) 245-7200

DATE OF FISCAL YEAR END:	October 31, 2007

DATE OF REPORTING PERIOD:	July 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS July 31, 2007 (UNAUDITED)
CALAMOS CONVERTIBLE OPPORTUNITIES AND INCOME FUND
Schedule of Investments July 31, 2007 (unaudited)

Principal
Amount		Value

Corporate Bonds (76.9%)
	Consumer Discretionary (29.3%)
$3,221,000	Asbury Automotive Group, Inc.*
	7.625%, 03/15/17	$2,979,425
11,963,000	Beazer Homes USA, Inc.
	8.375%, 04/15/12	10,048,920
4,601,000	DEX Media, Inc.
	8.000%, 11/15/13	4,531,985
11,190,000	DIRECTV Financing Company, Inc.
	8.375%, 03/15/13	11,385,825
4,854,000	EchoStar DBS Corp.
	7.125%, 02/01/16	4,611,300
7,334,000	EMI Group, PLC
	9.750%, 05/20/08	15,231,251
8,742,000	Expedia, Inc.
	7.456%, 08/15/18	8,553,933
	Ford Motor Company
5,521,000	8.625%, 11/01/10	5,369,128
4,601,000	9.875%, 08/10/11^	4,662,925
5,061,000	GameStop Corp.^
	8.000%, 10/01/12	5,143,241
1,380,000	General Motors Acceptance Corp.
	6.875%, 09/15/11	1,284,378
	General Motors Corp.^
8,282,000	7.200%, 01/15/11	7,474,505
1,380,000	7.125%, 07/15/13	1,176,450
	Goodyear Tire & Rubber Company
7,822,000	7.000%, 03/15/28	6,766,030
3,681,000	7.857%, 08/15/11	3,662,595
2,761,000	Group 1 Automotive, Inc.
	8.250%, 08/15/13	2,788,610
5,291,000	Hanes Brands, Inc.^‡
	8.784%, 12/15/14	5,211,635
3,681,000	Hasbro, Inc.
	6.600%, 07/15/28	3,549,555
5,291,000	Idearc, Inc.
	8.000%, 11/15/16	5,039,678
2,761,000	Interpublic Group of Companies, Inc.^
	7.250%, 08/15/11	2,726,488
12,883,000	Isle of Capri Casinos, Inc.
	9.000%, 03/15/12	13,511,046
2,540,000	Jarden Corp.
	7.500%, 05/01/17	2,298,700
2,551,000	Kellwood Company^
	7.625%, 10/15/17	2,500,207
3,681,000	Landry’s Restaurants, Inc.
	7.500%, 12/15/14	3,570,570
2,761,000	Liberty Media Corp.
	8.250%, 02/01/30	2,646,220
16,104,000	MGM Mirage^
	8.375%, 02/01/11	16,385,820
7,178,000	NCL Holding, ASA
	10.625%, 07/15/14	6,603,760
4,141,000	Oxford Industries, Inc.
	8.875%, 06/01/11	4,203,115
4,601,000	Phillips-Van Heusen Corp.^
	8.125%, 05/01/13	4,670,015

Principal
Amount		Value

$1,840,000	Rent-A-Center, Inc.
	7.500%, 05/01/10	$1,798,600
2,623,000	RH Donnelley Financial Corp.*
	10.875%, 12/15/12	2,780,380
4,601,000	Royal Caribbean Cruises, Ltd.^
	7.500%, 10/15/27	4,091,826
6,442,000	Service Corp. International*
	7.500%, 04/01/27	5,765,590
7,362,000	Time Warner, Inc.
	7.625%, 04/15/31	7,879,652
11,687,000	Vail Resorts, Inc.
	6.750%, 02/15/14	11,365,607
4,601,000	Warnaco Group, Inc.
	8.875%, 06/15/13	4,854,055
	Warner Music Group
7,316,000	7.375%, 04/15/14	6,584,400
920,000	8.125%, 04/15/14	1,821,897

		215,529,317

	Consumer Staples (9.7%)
920,000	Alimentation Couche-Tard Inc.
	7.500%, 12/15/13	910,800
4,021,000	Alliance One International, Inc.*^
	8.500%, 05/15/12	3,980,790
2,715,000	Central Garden & Pet Company
	9.125%, 02/01/13	2,653,913
4,601,000	Chattem, Inc.^
	7.000%, 03/01/14	4,347,945
5,061,000	Chiquita Brands International, Inc.^
	8.875%, 12/01/15	4,377,765
5,705,000	Del Monte Foods Company
	8.625%, 12/15/12	5,762,050
11,503,000	Dole Food Company, Inc.^
	8.875%, 03/15/11	10,755,305
3,221,000	NBTY, Inc.
	7.125%, 10/01/15	3,140,475
	Pilgrim’s Pride Corp.
6,027,000	8.375%, 05/01/17^	5,755,785
1,564,000	7.625%, 05/01/15	1,517,080
5,153,000	Playtex Products, Inc.
	8.000%, 03/01/11	5,346,238
	Reynolds American, Inc.
5,061,000	7.300%, 07/15/15	5,148,707
2,761,000	7.625%, 06/01/16	2,863,891
2,761,000	7.250%, 06/15/37	2,816,573
9,202,000	Smithfield Foods, Inc.
	7.750%, 05/15/13	9,109,980
2,761,000	SUPERVALU, Inc.
	7.500%, 11/15/14	2,650,560

		71,137,857

	Energy (9.6%)
6,396,000	Arch Western Finance, LLC
	6.750%, 07/01/13	5,852,340
8,282,000	Chesapeake Energy Corp.
	7.500%, 06/15/14	8,344,115
2,761,000	Comstock Resources, Inc.
	6.875%, 03/01/12	2,567,730
See accompanying notes to Schedule of Investments

CALAMOS CONVERTIBLE OPPORTUNITIES AND INCOME FUND
Schedule of Investments July 31, 2007 (unaudited)

Principal
Amount		Value

$2,761,000	Forest Oil Corp.
	8.000%, 12/15/11	$2,795,513
2,301,000	Hanover Compressor Company
	9.000%, 06/01/14	2,548,358
1,840,000	Mariner Energy, Inc.
	7.500%, 04/15/13	1,752,600
5,153,000	Petrohawk Energy Corp.
	7.125%, 04/01/12	5,075,705
10,399,000	Petróleo Brasileiro, SA
	8.375%, 12/10/18	11,672,877
	Premcor Refining Group, Inc.
5,889,000	9.500%, 02/01/13	6,235,038
2,508,000	7.500%, 06/15/15	2,590,992
2,761,000	Range Resources Corp.
	7.375%, 07/15/13	2,761,000
3,221,000	Superior Energy Services, Inc.
	6.875%, 06/01/14	3,011,635
4,601,000	Whiting Petroleum Corp.^
	7.250%, 05/01/13	4,324,940
	Williams Companies, Inc.
9,202,000	7.750%, 06/15/31	9,328,527
1,840,000	7.500%, 01/15/31^	1,821,600

		70,682,970

	Financials (3.0%)
	E*TRADE Financial Corp.
6,073,000	7.375%, 09/15/13	6,133,730
4,141,000	7.875%, 12/01/15	4,285,935
1,104,000	8.000%, 06/15/11	1,131,600
6,902,000	Leucadia National Corp.
	7.000%, 08/15/13	6,522,390
1,564,000	Omega Healthcare Investors, Inc.
	7.000%, 04/01/14	1,501,440
2,313,000	Senior Housing Properties Trust
	7.875%, 04/15/15	2,359,792

		21,934,887

	Health Care (5.0%)
3,681,000	Angiotech Pharmaceuticals, Inc.^
	7.750%, 04/01/14	3,377,318
7,776,000	Bausch & Lomb, Inc. •¤
	7.125%, 08/01/28	5,368,550
1,564,000	Bio-Rad Laboratories, Inc.
	7.500%, 08/15/13	1,548,360
4,601,000	Community Health Systems, Inc.*
	8.875%, 07/15/15	4,491,726
690,000	DaVita, Inc.
	7.250%, 03/15/15	657,225
	Psychiatric Solutions, Inc.
4,334,000	7.750%, 07/15/15	4,138,970
957,000	7.750%, 07/15/15*	913,935
7,822,000	Tenet Healthcare Corp.
	9.250%, 02/01/15	6,726,920
4,141,000	Valeant Pharmaceuticals International
	7.000%, 12/15/11	3,954,655
5,981,000	Vanguard Health Systems, Inc.
	9.000%, 10/01/14	5,592,235

		36,769,894

Principal
Amount		Value

	Industrials (3.8%)
$690,000	Belden CDT, Inc.*
	7.000%, 03/15/17	$655,500
920,000	FTI Consulting, Inc.^
	7.625%, 06/15/13	910,800
2,761,000	Gardner Denver, Inc.
	8.000%, 05/01/13	2,808,851
2,761,000	GATX Corp.^
	8.875%, 06/01/09	2,923,477
1,176,000	Global Cash Access, Inc.
	8.750%, 03/15/12	1,205,400
1,472,000	H&E Equipment Service, Inc.
	8.375%, 07/15/16	1,508,800
	IKON Office Solutions, Inc.
1,840,000	7.750%, 09/15/15	1,812,400
1,840,000	6.750%, 12/01/25	1,563,556
1,380,000	Sequa Corp.
	8.875%, 04/01/08	1,407,600
6,442,000	Terex Corp.
	7.375%, 01/15/14	6,345,370
1,840,000	Trinity Industries, Inc.
	6.500%, 03/15/14	1,757,200
3,198,000	WESCO Distribution, Inc.
	7.500%, 10/15/17	3,054,090
1,840,000	Williams Scotsman International, Inc.
	8.500%, 10/01/15	1,987,200

		27,940,244

	Information Technology (5.5%)
	Amkor Tech, Inc.
4,141,000	9.250%, 06/01/16	3,996,065
1,840,000	7.750%, 05/15/13	1,685,900
644,000	Avago Technologies^
	11.875%, 12/01/15	708,400
3,681,000	Celestica, Inc.^
	7.875%, 07/01/11	3,469,343
4,601,000	Flextronics International, Ltd.
	6.500%, 05/15/13	4,255,925
5,291,000	Freescale Semiconductor, Inc.*^
	8.875%, 12/15/14	4,788,355
6,304,000	SunGard Data Systems, Inc.
	9.125%, 08/15/13	6,288,240
	Xerox Corp.
8,742,000	8.000%, 02/01/27^	8,827,278
6,442,000	7.625%, 06/15/13	6,637,624

		40,657,130

	Materials (6.0%)
2,761,000	Boise Cascade Company
	7.125%, 10/15/14	2,553,925
920,000	Crown Holdings, Inc.
	7.750%, 11/15/15	910,800
2,301,000	Equistar Chemicals, LP
	10.625%, 05/01/11	2,416,050
736,000	Gibraltar Industries, Inc.
	8.000%, 12/01/15	702,880
	Ineos Group Holdings, PLC*
4,417,000	7.875%, 02/15/16	5,295,283
See accompanying notes to Schedule of Investments

CALAMOS CONVERTIBLE OPPORTUNITIES AND INCOME FUND
Schedule of Investments July 31, 2007 (unaudited)

Principal
Amount		Value

$920,000	8.500%, 02/15/16^	$832,600
4,601,000	Mosaic Company*
	7.625%, 12/01/16	4,647,010
3,681,000	Neenah Paper, Inc.
	7.375%, 11/15/14	3,478,545
7,362,000	Sealed Air Corp.*
	6.875%, 07/15/33	7,222,011
5,360,000	Terra Industries, Inc.
	7.000%, 02/01/17	5,092,000
1,840,000	Texas Industries, Inc.
	7.250%, 07/15/13	1,830,800
	Union Carbide Corp.
3,681,000	7.500%, 06/01/25	3,645,294
2,853,000	7.875%, 04/01/23	2,924,040
2,945,000	Westlake Chemical Corp.
	6.625%, 01/15/16	2,709,400

		44,260,638

	Telecommunication Services (4.3%)
4,334,000	CenturyTel, Inc.
	6.875%, 01/15/28	4,206,247
5,613,000	Citizens Communications Company
	9.000%, 08/15/31	5,248,155
5,521,000	Leap Wireless International, Inc.
	9.375%, 11/01/14	5,472,691
5,521,000	Qwest Communications International, Inc.^
	7.750%, 02/15/31	4,637,640
9,202,000	Sprint Nextel Corp.
	7.375%, 08/01/15	8,933,495
3,681,000	Syniverse Technologies, Inc.
	7.750%, 08/15/13	3,404,925

		31,903,153

	Utilities (0.7%)
920,000	NRG Energy, Inc.
	7.250%, 02/01/14	890,100
5,521,000	TXU Corp.
	6.500%, 11/15/24	4,350,543

		5,240,643

	TOTAL CORPORATE BONDS
	(Cost $579,662,185)	566,056,733

Convertible Bonds (31.3%)
	Consumer Discretionary (3.9%)
5,000,000	Amazon.com, Inc.
	4.750%, 02/01/09	5,387,500
1,870,000	Liberty Media Corp. (Time Warner)∞
	3.250%, 03/15/31	1,547,425
5,500,000	Punch Taverns Redwood Jersey Company Ltd.
	5.000%, 12/14/10	13,335,666
7,500,000	Walt Disney Company^
	2.125%, 04/15/23	8,756,250

		29,026,841

Principal
Amount		Value

	Financials (1.5%)
$11,000,000	Prudential Financial, Inc.^‡
	2.960%, 12/12/36	$11,052,470

	Health Care (3.9%)
2,500,000	Apria Healthcare Group, Inc.
	3.375%, 09/01/33	2,553,125
5,500,000	Invitrogen Corp.
	3.250%, 06/15/25	5,555,000
8,500,000	LifePoint Hospitals, Inc.
	3.500%, 05/15/14	7,490,625
5,500,000	Millipore Corp.
	3.750%, 06/01/26	6,022,500
6,500,000	Wyeth^‡
	4.886%, 01/15/24	6,934,200

		28,555,450

	Industrials (5.8%)
5,250,000	EDO Corp.
	4.000%, 11/15/25	6,103,125
4,000,000	FTI Consulting, Inc.
	3.750%, 07/15/12	5,980,000
10,500,000	L-3 Communications Holdings, Inc.^
	3.000%, 08/01/35	11,786,250
8,250,000	Lockheed Martin Corp.^‡
	5.110%, 08/15/33	11,620,125
5,000,000	Quanta Services, Inc.*
	3.750%, 04/30/26	7,043,750

		42,533,250

	Information Technology (12.6%)
5,500,000	Andrew Corp.
	3.250%, 08/15/13	5,830,000
2,000,000	ASM International NV
	4.250%, 12/06/11	2,797,800
8,000,000	Blackboard, Inc.^
	3.250%, 07/01/27	8,570,000
16,250,000	Electronic Data Systems Corp.^
	3.875%, 07/15/23	16,656,250
8,500,000	Informatica Corp.
	3.000%, 03/15/26	8,351,250
25,250,000	Intel Corp.^
	2.950%, 12/15/35	24,650,312
	Linear Technology Corp.
14,000,000	3.000%, 05/01/27*	14,210,000
2,500,000	3.000%, 05/01/27	2,537,500
9,000,000	Vishay Intertechnology, Inc.
	3.625%, 08/01/23	9,157,500

		92,760,612

	Telecommunication Services (1.5%)
11,000,000	NII Holdings, Inc.*
	3.125%, 06/15/12	11,082,500

	Utilities (2.1%)
3,500,000	International Power, PLC
	3.250%, 07/20/13	6,055,190
See accompanying notes to Schedule of Investments

CALAMOS CONVERTIBLE OPPORTUNITIES AND INCOME FUND
Schedule of Investments July 31, 2007 (unaudited)

Principal
Amount		Value

$2,950,000	Scottish & Southern Energy, PLC
	3.750%, 10/29/09	$9,537,902

		15,593,092

	TOTAL CONVERTIBLE BONDS
	(Cost $221,855,982)	230,604,215

Synthetic Convertible Securities (7.8%)
	Corporate Bonds (6.6%)
	Consumer Discretionary (2.5%)
279,000	Asbury Automotive Group, Inc.*
	7.625%, 03/15/17	258,075
1,037,000	Beazer Homes USA, Inc.
	8.375%, 04/15/12	871,080
399,000	DEX Media, Inc.
	8.000%, 11/15/13	393,015
970,000	DIRECTV Financing Company, Inc.
	8.375%, 03/15/13	986,975
421,000	EchoStar DBS Corp.
	7.125%, 02/01/16	399,950
636,000	EMI Group, PLC
	9.750%, 05/20/08	1,320,845
758,000	Expedia, Inc.
	7.456%, 08/15/18	741,693
	Ford Motor Company
479,000	8.625%, 11/01/10	465,824
399,000	9.875%, 08/10/11^	404,370
439,000	GameStop Corp.^
	8.000%, 10/01/12	446,134
120,000	General Motors Acceptance Corp.
	6.875%, 09/15/11	111,685
	General Motors Corp.^
718,000	7.200%, 01/15/11	647,995
120,000	7.125%, 07/15/13	102,300
	Goodyear Tire & Rubber Company
678,000	7.000%, 03/15/28	586,470
319,000	7.857%, 08/15/11	317,405
239,000	Group 1 Automotive, Inc.
	8.250%, 08/15/13	241,390
459,000	Hanes Brands, Inc.^‡
	8.784%, 12/15/14	452,115
319,000	Hasbro, Inc.
	6.600%, 07/15/28	307,609
459,000	Idearc, Inc.
	8.000%, 11/15/16	437,197
239,000	Interpublic Group of Companies, Inc.^
	7.250%, 08/15/11	236,013
1,117,000	Isle of Capri Casinos, Inc.
	9.000%, 03/15/12	1,171,454
220,000	Jarden Corp.
	7.500%, 05/01/17	199,100
221,000	Kellwood Company^
	7.625%, 10/15/17	216,600
319,000	Landry’s Restaurants, Inc.
	7.500%, 12/15/14	309,430
239,000	Liberty Media Corp.
	8.250%, 02/01/30	229,064

Principal
Amount		Value

$1,396,000	MGM Mirage^
	8.375%, 02/01/11	$1,420,430
622,000	NCL Holding, ASA
	10.625%, 07/15/14	572,240
359,000	Oxford Industries, Inc.
	8.875%, 06/01/11	364,385
399,000	Phillips-Van Heusen Corp.^
	8.125%, 05/01/13	404,985
160,000	Rent-A-Center, Inc.
	7.500%, 05/01/10	156,400
227,000	RH Donnelley Financial Corp.*
	10.875%, 12/15/12	240,620
399,000	Royal Caribbean Cruises, Ltd.^
	7.500%, 10/15/27	354,844
558,000	Service Corp. International*
	7.500%, 04/01/27	499,410
638,000	Time Warner, Inc.
	7.625%, 04/15/31	682,860
1,013,000	Vail Resorts, Inc.
	6.750%, 02/15/14	985,142
399,000	Warnaco Group, Inc.
	8.875%, 06/15/13	420,945
	Warner Music Group
634,000	7.375%, 04/15/14	570,600
80,000	8.125%, 04/15/14	158,426

		18,685,075

	Consumer Staples (0.8%)
80,000	Alimentation Couche-Tard Inc.
	7.500%, 12/15/13	79,200
349,000	Alliance One International, Inc.*^
	8.500%, 05/15/12	345,510
235,000	Central Garden & Pet Company
	9.125%, 02/01/13	229,712
399,000	Chattem, Inc.^
	7.000%, 03/01/14	377,055
439,000	Chiquita Brands International, Inc.^
	8.875%, 12/01/15	379,735
495,000	Del Monte Foods Company
	8.625%, 12/15/12	499,950
997,000	Dole Food Company, Inc.^
	8.875%, 03/15/11	932,195
279,000	NBTY, Inc.
	7.125%, 10/01/15	272,025
	Pilgrim’s Pride Corp.
523,000	8.375%, 05/01/17^	499,465
136,000	7.625%, 05/01/15	131,920
447,000	Playtex Products, Inc.
	8.000%, 03/01/11	463,762
	Reynolds American, Inc.
439,000	7.300%, 07/15/15	446,608
239,000	7.625%, 06/01/16	247,907
239,000	7.250%, 06/15/37	243,811
798,000	Smithfield Foods, Inc.
	7.750%, 05/15/13	790,020
239,000	SUPERVALU, Inc.
	7.500%, 11/15/14	229,440

		6,168,315

See accompanying notes to Schedule of Investments

CALAMOS CONVERTIBLE OPPORTUNITIES AND INCOME FUND
Schedule of Investments July 31, 2007 (unaudited)

Principal
Amount		Value

	Energy (0.8%)
$554,000	Arch Western Finance, LLC
	6.750%, 07/01/13	$506,910
718,000	Chesapeake Energy Corp.
	7.500%, 06/15/14	723,385
239,000	Comstock Resources, Inc.
	6.875%, 03/01/12	222,270
239,000	Forest Oil Corp.
	8.000%, 12/15/11	241,988
199,000	Hanover Compressor Company
	9.000%, 06/01/14	220,393
160,000	Mariner Energy, Inc.
	7.500%, 04/15/13	152,400
447,000	Petrohawk Energy Corp.
	7.125%, 04/01/12	440,295
901,000	Petróleo Brasileiro, SA
	8.375%, 12/10/18	1,011,372
	Premcor Refining Group, Inc.
511,000	9.500%, 02/01/13	541,026
217,000	7.500%, 06/15/15	224,181
239,000	Range Resources Corp.
	7.375%, 07/15/13	239,000
279,000	Superior Energy Services, Inc.
	6.875%, 06/01/14	260,865
399,000	Whiting Petroleum Corp.^
	7.250%, 05/01/13	375,060
	Williams Companies, Inc.
798,000	7.750%, 06/15/31	808,972
160,000	7.500%, 01/15/31^	158,400

		6,126,517

	Financials (0.3%)
	E*TRADE Financial Corp.
527,000	7.375%, 09/15/13	532,270
359,000	7.875%, 12/01/15	371,565
96,000	8.000%, 06/15/11	98,400
598,000	Leucadia National Corp.
	7.000%, 08/15/13	565,110
136,000	Omega Healthcare Investors, Inc.
	7.000%, 04/01/14	130,560
200,000	Senior Housing Properties Trust
	7.875%, 04/15/15	204,046

		1,901,951

	Health Care (0.4%)
319,000	Angiotech Pharmaceuticals, Inc.^
	7.750%, 04/01/14	292,682
674,000	Bausch & Lomb, Inc. •¤
	7.125%, 08/01/28	465,330
136,000	Bio-Rad Laboratories, Inc.
	7.500%, 08/15/13	134,640
399,000	Community Health Systems, Inc.*
	8.875%, 07/15/15	389,524
60,000	DaVita, Inc.
	7.250%, 03/15/15	57,150
	Psychiatric Solutions, Inc.
376,000	7.750%, 07/15/15	359,080
83,000	7.750%, 07/15/15*	79,265
678,000	Tenet Healthcare Corp.
	9.250%, 02/01/15	583,080

Principal
Amount		Value

$359,000	Valeant Pharmaceuticals International
	7.000%, 12/15/11	$342,845
519,000	Vanguard Health Systems, Inc.
	9.000%, 10/01/14	485,265

		3,188,861

	Industrials (0.3%)
60,000	Belden CDT, Inc.*
	7.000%, 03/15/17	57,000
80,000	FTI Consulting, Inc.^
	7.625%, 06/15/13	79,200
239,000	Gardner Denver, Inc.
	8.000%, 05/01/13	243,142
239,000	GATX Corp.^
	8.875%, 06/01/09	253,064
102,000	Global Cash Access, Inc.
	8.750%, 03/15/12	104,550
128,000	H&E Equipment Service, Inc.
	8.375%, 07/15/16	131,200
	IKON Office Solutions, Inc.
160,000	7.750%, 09/15/15	157,600
160,000	6.750%, 12/01/25	135,962
120,000	Sequa Corp.
	8.875%, 04/01/08	122,400
558,000	Terex Corp.
	7.375%, 01/15/14	549,630
160,000	Trinity Industries, Inc.
	6.500%, 03/15/14	152,800
277,000	WESCO Distribution, Inc.
	7.500%, 10/15/17	264,535
160,000	Williams Scotsman International, Inc.
	8.500%, 10/01/15	172,800

		2,423,883

	Information Technology (0.5%)
	Amkor Tech, Inc.
359,000	9.250%, 06/01/16	346,435
160,000	7.750%, 05/15/13	146,600
56,000	Avago Technologies^
	11.875%, 12/01/15	61,600
319,000	Celestica, Inc.^
	7.875%, 07/01/11	300,658
399,000	Flextronics International, Ltd.
	6.500%, 05/15/13	369,075
459,000	Freescale Semiconductor, Inc.*^
	8.875%, 12/15/14	415,395
546,000	SunGard Data Systems, Inc.
	9.125%, 08/15/13	544,635
	Xerox Corp.
758,000	8.000%, 02/01/27^	765,394
558,000	7.625%, 06/15/13	574,945

		3,524,737

	Materials (0.5%)
239,000	Boise Cascade Company
	7.125%, 10/15/14	221,075
80,000	Crown Holdings, Inc.
	7.750%, 11/15/15	79,200
See accompanying notes to Schedule of Investments

CALAMOS CONVERTIBLE OPPORTUNITIES AND INCOME FUND
Schedule of Investments July 31, 2007 (unaudited)

Principal
Amount		Value

$199,000	Equistar Chemicals, LP
	10.625%, 05/01/11	$208,950
64,000	Gibraltar Industries, Inc.
	8.000%, 12/01/15	61,120
	Ineos Group Holdings, PLC*
383,000	7.875%, 02/15/16	459,156
80,000	8.500%, 02/15/16^	72,400
399,000	Mosaic Company*
	7.625%, 12/01/16	402,990
319,000	Neenah Paper, Inc.
	7.375%, 11/15/14	301,455
638,000	Sealed Air Corp.*
	6.875%, 07/15/33	625,869
465,000	Terra Industries, Inc.
	7.000%, 02/01/17	441,750
160,000	Texas Industries, Inc.
	7.250%, 07/15/13	159,200
	Union Carbide Corp.
319,000	7.500%, 06/01/25	315,906
247,000	7.875%, 04/01/23	253,150
255,000	Westlake Chemical Corp.
	6.625%, 01/15/16	234,600

		3,836,821

	Telecommunication Services (0.4%)
376,000	CenturyTel, Inc.
	6.875%, 01/15/28	364,916
487,000	Citizens Communications Company
	9.000%, 08/15/31	455,345
479,000	Leap Wireless International, Inc.
	9.375%, 11/01/14	474,809
479,000	Qwest Communications International, Inc.
	7.750%, 02/15/31	402,360
798,000	Sprint Nextel Corp.
	7.375%, 08/01/15	774,715
319,000	Syniverse Technologies, Inc.
	7.750%, 08/15/13	295,075

		2,767,220

	Utilities (0.1%)
80,000	NRG Energy, Inc.
	7.250%, 02/01/14	77,400
479,000	TXU Corp.
	6.500%, 11/15/24	377,451

		454,851

	Total Corporate Bonds	49,078,231

Number of
Contracts		Value

	Options (1.2%)
	Consumer Discretionary (0.2%)
170	Garmin, Ltd.#
	Call, 01/17/09, Strike $70.00	426,700
645	Nike, Inc.#
	Call, 01/17/09, Strike $55.00	580,500

Number of
Contracts		Value

700	Omnicom Group, Inc.#
	Call, 01/17/09, Strike $50.00	$602,000

		1,609,200

	Consumer Staples (0.1%)
840	Coca-Cola Company#
	Call, 01/17/09, Strike $50.00	592,200
430	Kroger Company#
	Call, 01/17/09, Strike $30.00	102,125

		694,325

	Financials (0.2%)
450	Franklin Resources, Inc.#
	Call, 01/17/09, Strike $125.00	1,055,250
130	Goldman Sachs Group, Inc.#
	Call, 01/17/09, Strike $220.00	290,550
110	Merrill Lynch & Company, Inc.#
	Call, 01/17/09, Strike $90.00	75,900

		1,421,700

	Industrials (0.1%)
460	General Dynamics Corp.#
	Call, 01/17/09, Strike $75.00	607,200

	Information Technology (0.5%)
55	Apple Computer, Inc.#
	Call, 01/17/09, Strike $140.00	151,800
960	Cisco Systems, Inc.#
	Call, 01/17/09, Strike $27.50	585,600
195	Hewlett-Packard Company#
	Call, 01/17/09, Strike $45.00	164,775
500	Infosys Technologies, Ltd.#
	Call, 01/17/09, Strike $55.00	380,000
1,300	Microsoft Corp.#
	Call, 01/17/09, Strike $30.00	464,750
	Nokia Corp.#
1,450	Call, 01/17/09, Strike $30.00	587,250
1,450	Call, 01/17/09, Strike $25.00	964,250
1,600	Oracle Corp.#
	Call, 01/17/09, Strike $17.50	704,000

		4,002,425

	Telecommunication Services (0.1%)
110	America Movil, S.A. de C.V.#
	Call, 01/17/09, Strike $60.00	134,750
100	NII Holdings, Inc.#*
	Call, 01/17/09, Strike $80.00	190,000

		324,750

	Total Options	8,659,600

	TOTAL SYNTHETIC CONVERTIBLE SECURITIES
	(Cost $58,590,224)	57,737,831

Number of
Shares		Value

Convertible Preferred Stocks (31.7%)
	Consumer Discretionary (1.0%)
6,750	Stanley Works‡
	6.975%	7,108,594

See accompanying notes to Schedule of Investments

CALAMOS CONVERTIBLE OPPORTUNITIES AND INCOME FUND
Schedule of Investments July 31, 2007 (unaudited)

Number of
Shares		Value

	Energy (1.9%)
50,000	Chesapeake Energy Corp.
	6.250%	$13,922,750

	Financials (17.9%)
525,000	Citigroup, Inc. (Genworth Financial, Inc.)‡∞
	5.683%	15,093,750
8,500	Fortis Insurance, N.V. (Assurant, Inc.)*∞
	7.750%	10,933,550
240,000	Lazard, Ltd.
	6.625%	7,708,800
850,000	Lehman Brothers Holdings, Inc. (General Mills, Inc.)∞
	6.250%	22,210,500
190,000	Merrill Lynch & Company, Inc. (Nuveen Investments, Inc.)∞
	6.340%	9,752,320
785,000	MetLife, Inc.
	6.375%	23,455,800
55,000	Reinsurance Group of America, Inc.
	5.750%	3,705,625
13,000	Swiss Re
	6.000%	11,134,049
310,000	Washington Mutual, Inc.
	5.375%	15,887,500
450,000	XL Capital, Ltd.
	7.000%	12,312,000

		132,193,894

	Health Care (1.9%)
215,000	Schering-Plough Corp.
	4.650%	13,876,100

	Materials (3.7%)
105,000	Freeport-McMoRan Copper & Gold, Inc.
	6.750%	14,862,750
14,000	Givaudan SA
	5.375%	12,062,390

		26,925,140

	Utilities (5.3%)
410,000	AES Corp. Trust III
	6.750%	19,536,500
435,000	CenterPoint Energy, Inc. (Time Warner, Inc.)‡
	2.000%	15,925,350
65,000	Southern Union Company
	5.000%	3,670,550

		39,132,400

	TOTAL CONVERTIBLE PREFERRED STOCKS
	(Cost $209,916,139)	233,158,878

Number of
Shares		Value

Warrants (0.1%)
	Consumer Discretionary (0.1%)
100,000	Expedia, Inc.#
	05/07/12 Strike $24.46
	(Cost $198,500)	$418,750

Investment in Affiliated Fund (1.3%)
9,937,447	Calamos Government Money Market Fund — Class I Shares
	5.111%
	(Cost $9,937,447)	9,937,447

Investments of Cash Collateral for Securities on Loan (20.4%)
150,159,216	Bank of New York Institutional Cash Reserve Fund current rate 5.401%
	(Cost $150,159,216)	150,159,216

TOTAL INVESTMENTS (169.5%)
(Cost $1,230,319,693)		1,248,073,070

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-20.4%)		(150,159,216)

OTHER ASSETS, LESS LIABILITIES (3.1%)		22,683,905

PREFERRED SHARES AT REDEMPTION VALUE INCLUDING DIVIDENDS PAYABLE (-52.2%)		(384,311,568)

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS (100.0%)		$736,286,191

See accompanying notes to Schedule of Investments

INTEREST RATE SWAPS

SWAP Counterparty	Payments Made by the Fund	Payments Received by the Fund	Termination Date	Notional Amount (USD)	Unrealized Appreciation/ (Depreciation)
Merrill Lynch	3.60% monthly	1 month LIBOR	11/28/2008	$60,000,000	$1,147,708
Merrill Lynch	3.26% monthly	1 month LIBOR	11/28/2007	60,000,000	406,528
Merrill Lynch	2.69% monthly	1 month LIBOR	7/3/2008	70,000,000	1,712,585

					$3,266,821

NOTES TO SCHEDULE OF INVESTMENTS
Note: Value for Securities denominated in foreign currencies are shown in U.S. dollars. The principal amount for such securities are shown in the respective foreign currency. The date shown on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted or excepted from such registration requirements. At July 31, 2007 the value of 144A securities that could not be exchanged to the registered form is $67,192,869 or 9.1% of net assets.

^	Security , or portion of security, is on loan.

‡	Variable rate or step bond security. The rate shown is the rate in effect at July 31, 2007.

∞	Securities exchangeable or convertible into securities of an entity different than the issuer. Such entity is identified in the parenthetical.

#	Non-income producing security.

•	Security is considered illiquid and may be difficult to sell.

¤	Security has been priced at a fair value following procedures approved by the Board of Trustees, and at July 31, 2007 involved the use of estimates and assumptions as determined by management personnel after evaluating information provided by an independent third party pricing service.

NOTES TO SCHEDULE OF INVESTMENTS
(unaudited)
NOTE 1 — ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Organization. CALAMOS Convertible Opportunities and Income Fund (the “Fund”) was organized as a Delaware statutory trust on April 17, 2002 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on June 26, 2002.
The Fund’s investment objective is to provide total return through a combination of capital appreciation and current income. Under normal circumstances, the Fund will invest at least 80% of its managed assets in a diversified portfolio of convertible and non-convertible income securities. “Managed assets” means the Fund’s total assets (including any assets attributable to any leverage that may be outstanding) minus total liabilities (other than debt representing financial leverage).
Portfolio Valuation. The valuation of the Fund’s portfolio securities is in accordance with policies and procedures adopted by and under the ultimate supervision of the Board of Trustees.
Portfolio securities that are traded on U.S. securities exchanges, except option securities, are valued at the last current reported sales price at the time as of which a Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter (“OTC”) market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price (“NOCP”), as determined by NASDAQ, or lacking a NOCP, the last current reported sale price on NASDAQ at the time as of which a Fund determines its NAV.
When a most recent last sale or closing price is not available, portfolio securities, other than option securities, that are traded on a U.S. securities exchange and other securities traded in the OTC market are valued at the mean between the most recent bid and asked quotations in accordance with guidelines adopted by the Board of Trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the Board of Trustees. Each OTC option that is not traded through the Options Clearing Corporation is valued by the counterparty to such option.
Trading in securities on European and Far Eastern securities exchanges and OTC markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or OTC markets is evaluated utilizing a systematic fair valuation model provided by an independent pricing service approved by the Board of Trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last current sale price at the time as of which the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time, in accordance with guidelines adopted by the Board of Trustees. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.
If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security, including any thinly-traded security, junk bond or synthetic convertible instrument, is valued at a fair value by the pricing committee, under the ultimate supervision of the Board of Trustees, following the guidelines and/or procedures adopted by the Board of Trustees.

NOTES TO SCHEDULE OF INVESTMENTS
(unaudited)
The Fund also may use fair value pricing, under the ultimate supervision of the Board of Trustees, following the guidelines and/or procedures adopted by the Board of Trustees, if the value of a foreign security it holds is materially affected by events occurring before their valuation time but after the close of the primary market or exchange on which the security is traded. Those procedures may utilize valuations furnished by pricing services approved by the Board of Trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.
When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices.
Investment Transactions. Short-term and long-term investment transactions are recorded on a trade date basis on July 31, 2007.
Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.
Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option, is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.
When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a written put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.
NOTE 2 — INVESTMENTS
The following information is presented on a Federal income tax basis as of July 31, 2007. Differences between the cost basis under U.S. generally accepted accounting principles and Federal income tax purposes are primarily due to timing differences.
The cost basis of investments for Federal Income tax purposes at July 31, 2007 was as follows:

Cost basis of investments	$1,248,073,070

Gross unrealized appreciation	50,453,071
Gross unrealized depreciation	(46,480,641)

Net unrealized appreciation (depreciation)	$3,972,430

NOTES TO SCHEDULE OF INVESTMENTS
(unaudited)
Investments in Affiliated Fund. The Fund held the following investment in an affiliated fund as of July 31, 2007. Purchases, sales, dividend income and capital gains are shown during the period from November 1, 2006, through July 31, 2007.

					Distributed
	Value				Capital	Value
	October 31,		Sales	Dividend	Gains	July 31,
Affiliated Fund	2006	Purchases	Proceeds	Income	Distributed	2007
Calamos Government Money Market Fund	$—	$99,318,446	$89,380,999	$231,709	$—	$9,937,447
NOTE 3 — FORWARD FOREIGN CURRENCY CONTRACTS
There were no open forward currency contracts at July 31, 2007.
NOTE 4 — PREFERRED SHARES
There are unlimited shares of Auction Rate Cumulative Preferred Shares (“Preferred Shares”) authorized. The Preferred Shares have rights as determined by the Board of Trustees. The 15,360 shares of Preferred Shares outstanding consist of seven series, 2,040 shares of M, 2,040 shares of TU, 2,040 shares of W7, 2,400 shares of W28, 2,400 shares of TH7, 2,040 shares of TH28, and 2,400 shares of F. The Preferred Shares have a liquidation value of $25,000 per share plus any accumulated but unpaid dividends, whether or not declared.
NOTE 5 — INTEREST RATE TRANSACTIONS
Swap agreements are stated at fair value. The contracts are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation(depreciation).
Details of the interest rate swap agreements outstanding as of July 31, 2007 were as follows:

					Unrealized
	Termination	Notional	Fixed Rate	Floating Rate	Appreciation
Counterparty	Date	Amount (000)	(Fund Pays)	(Fund Receives)	(Depreciation)

Merrill Lynch	11/28/2008	60,000	3.60%	1month LIBOR	1,147,708
Merrill Lynch	11/28/2007	60,000	3.26%	1month LIBOR	406,528
Merrill Lynch	07/03/2008	70,000	2.69%	1month LIBOR	1,712,585

					$3,266,821

NOTE 6 — SYNTHETIC CONVERTIBLE SECURITIES
The Fund may establish a “synthetic” convertible instrument by combining separate securities that possess the economic characteristics similar to a convertible security, i.e., fixed-income securities (“fixed-income component”, which may be a convertible or non-convertible security) and the right to acquire equity securities (“convertible component”). The fixed-income component is achieved by investing in fixed income securities such as bonds, preferred stocks, and money market instruments.

NOTES TO SCHEDULE OF INVESTMENTS
(unaudited)
The convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. In establishing a synthetic instrument, the Fund may pool a basket of fixed-income securities and a basket of warrants or options that produce the economic characteristics similar to a convertible security. Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.
The Fund may also purchase synthetic securities created by other parties, typically investment banks, including convertible structured notes. Convertible structured notes are fixed-income debentures linked to equity. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible. Purchasing synthetic convertible securities may offer more flexibility than purchasing a convertible security.
NOTE 7 — SECURITIES LENDING
For the period ended July 31, 2007, the Fund loaned one or more of their securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. The Fund continues to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receive an additional return that may be in the form of a fixed fee or a percentage of the income earned on the collateral. The Fund may pay reasonable fees to persons unaffiliated with the Fund for services in arranging these loans. The Fund has the right to call the loan and obtain the securities loaned at any time on notice of not less than five business days. The Fund does not have the right to vote the securities during the existence of the loan but could call the loan in an attempt to permit voting of the securities in certain circumstances. Upon return of the securities loaned, the cash or cash equivalent collateral will be returned to the borrower. In the event of bankruptcy or other default of the borrower, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) the expenses of enforcing their rights. In an effort to reduce these risks, the Fund’s securities lending agent monitors and reports to Calamos Advisors on the creditworthiness of the firms to which a Fund lends securities. At July 31, 2007, the Fund had securities valued at $145,502,889 that were on loan to broker-dealers and banks and $150,159,216 in cash or cash equivalent collateral.

ITEM 2. CONTROLS AND PROCEDURES.
a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.
b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
     (a) Certification of Principal Executive Officer.
     (b) Certification of Principal Financial Officer.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Convertible Opportunities and Income Fund

By:	/s/ John P. Calamos, Sr.

Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	September 25, 2007
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Convertible Opportunities and Income Fund

By:	/s/ John P. Calamos, Sr.

Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	September 25, 2007

By:	/s/ Patrick H. Dudasik

Name:	Patrick H. Dudasik
Title:	Principal Financial Officer
Date:	September 25, 2007